Credit Risk (Details Narrative)	12 Months Ended
Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Risk weight of non-retail loans that are more than 90 days past due	150.00%
Credit risk [member]
Disclosure of credit risk exposure [line items]
Risk weights Under the simple risk weight method to other equity holdings that are publicly traded	300.00%
Risk weights Under the simple risk weight method to all other equity holdings	400.00%
Risk weights under SA, Sovereign	0.00%
Risk weights under SA, Bank	20.00%
Risk weights under SA, Corporate	100.00%